Accounts Payable And Provisions	12 Months Ended
Dec. 31, 2012
Accounts Payable And Provisions
13.	ACCOUNTS PAYABLE AND PROVISIONS

	December 31, 2012	December 31, 2011
Trade payables	220.5	196.3
Accruals	352.0	301.1
Payroll and other compensation	57.8	67.5
Leave pay accrual	73.8	68.3
Dividends payable	—	3.0
Short-term portion of the South Deep Dividend liability	2.3	3.4
Short term portion of deferred income and mining tax	17.9	8.4
Other	27.6	21.9

	751.9	669.9